SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Shares Capital
	December 31,
	2023		2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	42,255,336	250,000,000	49,426,711

Schedule of Share Based Compensation Expense
	Year ended December 31,
	2022	2023	2024

Cost of revenues	$15,060	$17,612	$21,724
Research and development	27,102	29,458	34,953
Sales and marketing	51,099	58,790	67,924
General and administrative	27,560	34,241	44,165

Total share-based compensation expense	$120,821	$140,101	$168,766

Schedule of Stock Option Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2023	244,787	$78.85	4.24	$34,320

Exercised	119,120	$69.76		$25,031
Forfeited	2,249	$147.9		$319
Expired	34	$51.86		$7

Balance as of December 31, 2024	123,384	$86.37	3.69	$30,449

Exercisable as of December 31, 2024	117,648	$83.23	3.5	$29,403

Schedule of Fair Value Assumptions
	Year ended December 31,
Options	2022	2023	2024

Expected volatility	46%-50%	51%	-
Expected dividends	0%	0%	-
Expected term (in years)	3.73-3.76	3.77-3.78	-
Risk free rate	1.67%-4.40%	3.58%-3.97%	-

	Year ended December 31,
ESPP	2022	2023	2024

Expected volatility	55.67%-64.20%	39.46%-44.12%	28.23%-29.27%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	2.15%-4.65%	5.33%-5.44%	4.43%-5.39%

Schedule of Options Data
	Year ended December 31,
	2022	2023	2024

Weighted-average grant date fair value of options granted	$39.69	$62.25	$-
Total intrinsic value of the options exercised	$30,031	$22,935	$25, 031

Schedule of RSUs and PSUs Activity
	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2023	2,639,337	$136.15

Granted	1,122,240	246.78
Vested	1,015,487	130.44
Forfeited	117,308	152.82

Unvested as of December 31, 2024	2,628,782	$184.84